Intangible Assets, Net (Details) - Schedule of Composition and Movement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Composition and Movement [Line Items]
Beginning balance, Cost	$ 206,823	$ 195,760
Capitalized development costs	3,183	3,059
Purchase of intangible asset		219
Acquisition of subsidiaries	9,410	14,026
Adjustments arising from translating financial statements of foreign operations	(1,549)	(6,241)
Ending balance, Cost	217,867	206,823	195,760
Beginning balance, Accumulated amortization and impairment	154,766	144,370
Amortization recognized in the year	13,473	13,574
Adjustments arising from translating financial statements of foreign operations	(1,030)	(3,178)
Ending balance, Accumulated amortization and impairment	167,209	154,766	144,370
Amortized cost	50,658	52,057
Capitalized Software development costs [Member]
Schedule of Composition and Movement [Line Items]
Beginning balance, Cost	93,057	90,101
Capitalized development costs	3,183	3,059
Purchase of intangible asset
Acquisition of subsidiaries
Adjustments arising from translating financial statements of foreign operations	(32)	(103)
Ending balance, Cost	96,208	93,057	90,101
Beginning balance, Accumulated amortization and impairment	83,171	79,354
Amortization recognized in the year	3,545	3,817
Adjustments arising from translating financial statements of foreign operations
Ending balance, Accumulated amortization and impairment	86,716	83,171	79,354
Amortized cost	9,492	9,886
Customer relationship [Member]
Schedule of Composition and Movement [Line Items]
Beginning balance, Cost	93,134	86,651
Capitalized development costs
Purchase of intangible asset		219
Acquisition of subsidiaries	7,704	11,319
Adjustments arising from translating financial statements of foreign operations	(1,172)	(5,055)
Ending balance, Cost	99,666	93,134	86,651
Beginning balance, Accumulated amortization and impairment	59,429	54,494
Amortization recognized in the year	7,925	7,865
Adjustments arising from translating financial statements of foreign operations	(864)	(2,930)
Ending balance, Accumulated amortization and impairment	66,490	59,429	54,494
Amortized cost	33,176	33,705
Acquired technology [Member]
Schedule of Composition and Movement [Line Items]
Beginning balance, Cost	20,048	18,371
Capitalized development costs
Purchase of intangible asset
Acquisition of subsidiaries		2,707
Adjustments arising from translating financial statements of foreign operations	(332)	(1,030)
Ending balance, Cost	19,716	20,048	18,371
Beginning balance, Accumulated amortization and impairment	11,882	10,329
Amortization recognized in the year	1,712	1,797
Adjustments arising from translating financial statements of foreign operations	(163)	(244)
Ending balance, Accumulated amortization and impairment	13,431	11,882	10,329
Amortized cost	6,285	8,166
Others [Member]
Schedule of Composition and Movement [Line Items]
Beginning balance, Cost	584	637
Capitalized development costs
Purchase of intangible asset
Acquisition of subsidiaries	1,706
Adjustments arising from translating financial statements of foreign operations	(13)	(53)
Ending balance, Cost	2,277	584	637
Beginning balance, Accumulated amortization and impairment	284	193
Amortization recognized in the year	291	95
Adjustments arising from translating financial statements of foreign operations	(3)	(4)
Ending balance, Accumulated amortization and impairment	572	284	$ 193
Amortized cost	$ 1,705	$ 300